Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
12.	SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental cash flow information is as follows:

	Nine months ended
	September 26,	September 27,
	2015	2014
Cash payments:
Interest	$75,990	$59,179
Income taxes	1,516	1,345
Non cash financing activities:
Purchase of noncontrolling interest in Continental Cement	$(64,102)	$—

(17) Supplemental Cash Flow Information

Supplemental cash flow information for the years ended December 27, 2014, December 28, 2013 and December 29, 2012 was as follows:

	2014	2013	2012
Cash payments:
Interest	$64,097	$52,001	$36,357
Income taxes	1,361	457	799